Statements of Operations - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Operating expense
Officers compensation	$ 60,000	$ 60,000
Franchise taxes	200,000	1,177
General and administrative expenses	1,907,122	348,735
Total operating expense	2,167,122	409,912
Other income
Investment income (loss) on investments held in Trust Account	1,824,459	(4,133)
Total other income	1,824,459	(4,133)
Net loss before income tax	(342,663)	(414,045)
Income tax	57,569
Net loss	$ (400,232)	$ (414,045)
Common Class A [Member]
Net loss per share
Basic and diluted	$ (0.03)	$ (0.05)
Weighted average number of shares
Basic and diluted	10,946,277	5,578,069
Common Class B [Member]
Net loss per share
Basic and diluted	$ (0.03)	$ (0.05)
Weighted average number of shares
Basic and diluted	2,313,390	3,162,500